OTHER GAINS AND LOSSES (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Detailed Information About Gains and Losses

	2025	2024	2023
Gain on disposal of property, plant and equipment	545,217	3,591,002	1,291,556
Donations	(552,142)	(585,804)	(790,694)
Gain over tax credit purchase	1,809,952	278,087	210,335
Contingencies	(919,749)	(1,574,046)	(2,444,305)
Leases	1,195,279	1,311,465	1,123,436
Service fee from ADS Depositary bank	1,759,452	2,439,796	2,517,618
Miscellaneous	974,814	531,858	722,003
Total	4,812,823	5,992,358	2,629,949